Stock-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Expense
	Years Ended September 30
	2015	2014	2013
Stock option grants	$267	441	376
Annual non-employee Director stock award	536	698	507
	$803	1,139	883

Summary of Stock Activity

		Weighted	Weighted	Weighted
	Number	Average	Average	Average
	of	Exercise	Remaining	Grant Date
Options	Shares	Price	Term (yrs)	Fair Value(000's)

Outstanding at
October 1, 2012	481,210	$17.52	3.8	$3,782
Granted	46,180	$26.20		$489
Exercised	(112,800)	$10.52		$(603)
Outstanding at
September 30, 2013	414,590	$20.40	4.2	$3,668
Granted	31,790	$41.39		$545
Exercised	(119,550)	$12.23		$(732)
Outstanding at
September 30, 2014	326,830	$25.43	5.0	$3,481
Spin-off adjustment				$(865)
Spin-off conversion	17,795	$20.63		$155
Granted	39,425	$26.97		$432
Forfeited	(6,000)	$14.97		$(35)
Exercised	(72,300)	$13.31		$(430)
Outstanding at
September 30, 2015	305,750	$21.90	5.9	$2,738
Exercisable at
September 30, 2015	213,847	$20.87	5.0	$1,751
Vested during
twelve months ended
September 30, 2015	37,546			$329

Summary of Stock Options Outstanding

	Shares	Weighted	Weighted
Range of Exercise	under	Average	Average
Prices per Share	Option	Exercise Price	Remaining Life

Non-exercisable:
$16.51 – $24.75	11,078	16.72	6.2
$24.76 - $37.25	59,977	23.30	8.0
$37.26 - $41.39	20,848	31.10	8.2
	91,903	$24.27	7.8	Years
Exercisable:
$16.51 - $24.75	54,117	17.63	4.8
$24.76 - $37.25	147,018	21.18	4.8
$37.26 - $41.39	12,712	31.10	8.2
	213,847	$20.87	5.0	Years
Total	305,750	$21.90	5.9	Years